Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Schedule of significant financial instruments measured at fair value by level within the fair value hierarchy	The following table sets out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2024			2023 (restated)			2022 (restated)
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental rehabilitation obligation funds	—	3,750	—	—	3,212	—	—	2,801	—
Trade receivables — PGM concentrate sales	—	965	—	—	3,407	—	—	3,564	—
Trade receivables — Zinc provisional price sales	—	356	—	—	108	—	—	—	—
Other investments	1,517	504	1,151	1,241	411	1,233	1,975	345	855
Palladium hedge contract	—	—	—	—	—	—	—	50	—
Financial liabilities measured at fair value
Derivative financial instrument	—	—	—	—	3,810	—	—	—	—
Gold hedge contracts	—	282	—	—	140	—	—	—	—
Zinc hedge contracts	—	208	—	—	33	—	—	—	—
Metals borrowing liability	855	—	—	—	—	—	—	—	—
Contingent consideration	—	—	—	—	—	1,570	—	—	—
The table below summarises the movement in financial assets and financial liabilities classified as level 3 in the table above:

Figures in million - SA rand	2024	2023	2022
Financial assets measured at fair value
Balance at beginning of the year	1,233	855	224
Fair value movement recognised in profit or loss	(113)	108	152
Fair value movement recognised in other comprehensive income	31	(59)	(8)
Additions	—	323	483
Foreign currency translation	—	6	4
Balance at end of the year	1,151	1,233	855

Financial liabilities measured at fair value
Balance at beginning of the year	1,570	—	—
Initial recognition	—	1,433	—
Fair value movement recognised in profit or loss	(396)	137	—
Payment made	(1,174)	—	—
Balance at end of the year	—	1,570	—

Schedule of liquidity risk	The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million – SA rand	Total	Within one year	Between one and two years	Between two and three years	Between three and five years	After five years
31 December 2024
Other payables	6,758	1,644	94	175	245	4,600
Trade and other payables	10,374	10,374	—	—	—	—
Borrowings
- Capital
R6.5 billion RCF	3,000	—	—	3,000	—	—
US$ Convertible Bond	9,380	—	—	—	9,380	—
2026 and 2029 Notes	22,512	—	12,663	—	9,849	—
Burnstone Debt	146	—	—	—	—	146
Keliber loan facilities	5,858	—	—	422	2,314	3,122
Other borrowings	438	331	12	13	28	54
Franco-Nevada liability	4	4	—	—	—	—
- Interest	17,407	1,930	1,880	1,317	1,680	10,600
Total	75,877	14,283	14,649	4,927	23,496	18,522
31 December 2023
Other payables	12,757	2,203	188	277	477	9,612
Trade and other payables	11,678	11,678	—	—	—	—
Borrowings
- Capital
R5.5 billion RCF	4,000	4,000	—	—	—	—
US$ Convertible Bond	9,285	9,285	—	—	—	—
2026 and 2029 Notes	22,284	—	—	12,535	—	9,749
Burnstone Debt	145	—	—	—	145	—
Other borrowings	40	11	5	5	10	9
Franco-Nevada liability	3	3	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	17,328	1,339	941	876	1,049	13,123
Total	77,524	28,523	1,134	13,693	1,681	32,493
31 December 2022
Other payables	11,201	4,050	201	467	986	5,497
Trade and other payables	10,893	10,893	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	20,436	—	—	—	11,495	8,941
Burnstone Debt	132	—	25	107	—	—
Other borrowings	41	9	7	4	8	13
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	13,412	862	865	868	1,344	9,473
Total	56,121	15,820	1,098	1,446	13,833	23,924